Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2023	Level 1	Level 2	Level 3

Contingent consideration liability	$63,478	$-	$-	$63,478
Interest rate swap assets	2,127	-	2,127	-

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2023	2022

Balance, January 1	$34,188	$32,346
Amounts recognized on acquisitions	32,571	8,933
Fair value adjustments	16,366	(594)
Resolved and settled in cash	(20,136)	(6,806)
Other	489	309
Balance, December 31	$63,478	$34,188

Less: current portion	$31,604	$25,537
Non-current portion	$31,874	$8,651

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2023		2022
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value

Other receivables	$4,238	$4,238	$4,881	$4,881
Long-term debt	1,182,107	1,183,854	734,463	736,818